UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

AB MULTI-MANAGER ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2017

Date of reporting period: September 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

SEP    09.30.16

SEMI-ANNUAL REPORT

AB MULTI-MANAGER ALTERNATIVE FUND

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

Sanford C. Bernstein & Company LLC (SCB) and AllianceBernstein Investments, Inc. (ABI) are the distributors of the AB family of mutual funds. SCB and ABI are members of FINRA and are affiliates of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

November 15, 2016

Semi-Annual Report

This report provides certain performance data for AB Multi-Manager Alternative Fund (the “Fund”) for the semi-annual reporting period ended September 30, 2016.

Investment Objectives and Policies

The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective, be able to structure its investments as anticipated, or that its returns will be positive over any period of time. The Fund is not intended as a complete investment program for investors.

The Fund seeks to achieve its investment objective primarily by allocating its assets among investments in a diversified portfolio of private investment vehicles commonly referred to as hedge funds (“Underlying Portfolios”). The Fund will invest primarily in Underlying Portfolios pursuing the following strategies: Long/Short Equity, Event Driven, Credit/Distressed, Emerging Markets and Global Macro. For more information on these strategies, please see “Portfolio of Investments” on pages 8-11. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 4-5 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 22-24.

Investment Results

The table on page 6 provides performance data for the Fund and its benchmark, the HFRI Fund of Funds (“HFRI FOF”) Composite Index, for the six- and 12-month periods ended September 30, 2016.

For the six-month period, the Fund outperformed the benchmark. All of the Fund’s strategies contributed positively to performance for the period. Outperformance was driven by strength within the Fund’s Long/Short Equity Underlying Portfolios as increased dispersion in the equity markets created a positive environment for fundamental stock selection. Additionally, the Fund’s Event Driven Underlying Portfolios produced positive absolute results, benefiting from attractive merger arbitrage opportunities and strong levels of overall corporate activity. The Fund’s Credit/Distressed Underlying Portfolios generated positive absolute returns, as previously beaten-down credit positions rebounded. Emerging Markets and Global Macro Underlying Portfolios represented a small portion of the Fund, but were additive to performance during the period.

For the 12-month period, the Fund underperformed the benchmark, driven by weak performance among the Fund’s Long/Short Equity Underlying Portfolios. Dispersion of returns among the Underlying Portfolios was high during the 12-month period, and laggards included those with exposure to widely held stocks that

AB MULTI-MANAGER ALTERNATIVE FUND •	1

sold off following a period of strong performance. The Fund’s Credit/Distressed Underlying Portfolios negatively impacted relative performance, as late 2015 losses in distressed energy and mining-related positions weighed on results despite a rebound over the course of 2016. The Event Driven Underlying Portfolios posted positive absolute performance, benefiting from capitalizing on opportunities across special situation equity and merger arbitrage investments.

The Fund has a very different strategy allocation mix than the benchmark. While the strategy allocation mix has been beneficial to the Fund over its history, it adversely affected results over the 12-month period. Specifically, the Fund’s underweight in Relative Value and Global Macro strategies hurt performance as these strategies performed well in late 2015 and in early 2016.

As of September 30, 2016, the Fund was allocated as follows (as a percentage of total investments): 45% to Long/Short Equity among 24 Underlying Portfolios; 35% to Event Driven among 17 Underlying Portfolios; 14% to Credit/Distressed among 10 Underlying Portfolios; 4% to Emerging Markets among two Underlying Portfolios, and 1% to one Global Macro Underlying Portfolio.

The Fund did not directly enter into derivative transactions for the six- and 12-month periods ended September 30, 2016.

Market Review and Investment Strategy

Monetary policy remained in the spotlight during the six-month period, as growth across global economies continued to be lackluster. In the US, solid employment trends were offset by weakness in the manufacturing and energy sectors, suppressing investment. Additionally, political risks remain, including uncertainty around fiscal policies and the strength of the US dollar. The euro area has been similarly coping with substantial economic challenges. GDP growth remained anemic with little upward pressure on inflation. In the UK, the full economic impact of the Brexit vote is still unclear; while recent indicators have been resilient, the economic drag may be protracted as details of the exit from the European Union will take time to resolve. The pace of GDP growth in emerging markets has stabilized and with commodity prices rebounding in 2016, countries with commodity-dependent economies have seen better performance.

Amid this backdrop, global equity markets rose during the six-month period as investors welcomed signs that interest rates are likely to remain low for longer than was originally forecasted. Sector performance reversed dramatically, creating volatility, as defensive stocks favored during the first half of 2016 fell sharply. Fixed-income and credit markets also fared well, with current fiscal policies generally accommodating risk taking.

2	• AB MULTI-MANAGER ALTERNATIVE FUND

However, results were not without volatility, particularly in Europe around the Brexit vote. Hedge funds saw numerous opportunities over the period, and recorded positive performance across all major strategies. Increased dispersion among company earnings and stock performance aided the returns of the Fund’s Long/Short Equity Underlying Portfolios, while tightening credit spreads and continued corporate activity benefited Credit/Distressed and Event Driven Underlying Portfolios.

For the 12-month period, the Fund’s Long/Short Equity and Credit Distressed Underlying Strategies produced weak results relative to their peers. However, since inception of the Fund, these Underlying Portfolios have delivered value, including downside protection.

The level of global economic growth continues to be concerning to the Fund’s Senior Investment Management (the “Team”). As central bank stimulus has started to take a step back in funding markets, dispersion between securities has been increasing. Political events will continue to drive headlines and reflect in the markets. The Team expects markets to remain challenging and believes that taking an active, hedged approach to investing is always prudent, but especially in times like these. Dispersion in the performance of securities and central bank policies increases the need for active managers to differentiate between investment opportunities while keeping a close eye on the downside.

On November 8 2016, Donald Trump was elected as the 45th president of the United States, and the Congressional election outcome resulted in the Republican Party maintaining control of both the House of Representatives and the Senate. The Adviser believes that it will take time before the world has a clearer picture of the short- and long-term impact of the elections on the US economy and markets in general. AllianceBernstein (the “Adviser”) continues to monitor the markets, including for potential market volatility.

AB MULTI-MANAGER ALTERNATIVE FUND •	3

DISCLOSURES AND RISKS

Benchmark Disclosure

The HFRI FOF Composite Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The HFRI FOF Composite Index is an equal-weighted performance index that includes over 650 constituent funds of hedge funds that report their monthly net-of-fee returns to Hedge Fund Research, have at least $50 million under management and have been actively trading for at least 12 months. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word about Risk

An investment in the Fund’s shares may be speculative in that it involves a high degree of risk and should not constitute a complete investment program. Before making an investment decision, you should carefully consider the following risk factors, together with the other information contained in the prospectus. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account the distributions paid, if any, and the ability of shareholders to reinvest distributions. If any of the risks discussed below occurs, the Fund’s results of operations could be materially and adversely affected. If this were to happen, the price of Fund shares could decline significantly and you could lose all or a part of your investment.

Investment in this Fund is highly speculative and involves substantial risk, including loss of principal, and therefore may not be suitable for all investors.

General Risk Factors: Underlying Portfolios may exhibit high volatility, and investors may lose all or substantially all of their investment. Investments by Underlying Portfolios in illiquid assets and foreign markets and the use of short sales, options, leverage, futures, swaps and other derivative instruments may create special risks and substantially increase the impact and likelihood of adverse price movements. Interests in Underlying Portfolios are subject to limitations on transferability and are illiquid, and no secondary market for interests typically exists or is likely to develop. Underlying Portfolios are typically not registered with securities regulators and are therefore generally subject to little or no regulatory oversight. Performance compensation payable to an Underlying Portfolio investment advisor may create an incentive to make riskier or more speculative investments. Underlying Portfolios typically charge higher fees than many other types of investments, which can offset trading profits, if any. There can be no assurance that any Underlying Portfolio will achieve its investment objectives.

Tax Risks: The Fund intends to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code. However, in

(Disclosures, Risks and Note about Historical Performance continued on next page)

4	• AB MULTI-MANAGER ALTERNATIVE FUND

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

order to qualify as a RIC and also to avoid having to pay an “excise tax,” the Fund will be subject to certain limitations on its investments and operations, including a requirement that a specified proportion of its income come from qualifying sources, an asset diversification requirement and minimum distribution requirements. Satisfaction of the various requirements requires significant support and information from the Underlying Portfolio funds, and such support and information may not be available, sufficient, verifiable, or provided on a timely basis.

Limited Operating History: The Fund has limited operating history upon which prospective investors can evaluate the performance of the Fund. There can be no assurance that the Fund will achieve its investment objective.

Limited Liquidity: The Fund’s shares are not listed on any securities exchange or traded in any other market, and are subject to substantial restrictions on transfer. Although the Fund has offered to repurchase shares on a quarterly basis, such periodic repurchase offers are at the sole discretion of the Fund’s Board of Trustees, and there is no assurance that these repurchase offers will continue. It will normally be four to six months between the time an investor tenders shares for repurchase (i.e., requests that the Fund repurchase shares as part of a repurchase offer) and the investor’s receipt of any cash proceeds associated with the repurchase.

Fund of Funds Considerations: The Fund will have no control rights over and limited transparency into the investment programs of the underlying portfolio in which it invests. In valuing the Fund’s holdings, the Investment Manager will generally rely on financial information provided by underlying portfolios, which may be unaudited, estimated and/or may not involve third parties. The Fund’s investment opportunities may be limited as a result of withdrawal terms or anticipated liquidity needs (e.g., withdrawal restrictions imposed by underlying hedge funds may delay, preclude or involve expense in connection with portfolio adjustments by the Investment Manager).

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The performance on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

AB MULTI-MANAGER ALTERNATIVE FUND •	5

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2016 (unaudited)	Returns
	6 Months	12 Months
AB Multi-Manager Alternative Fund	5.37%	-0.10%

HFRI FOF Composite Index	2.96%	0.47%

See Disclosures, Risks and Note about Historical Performance on pages 4-5.

6	• AB MULTI-MANAGER ALTERNATIVE FUND

Historical Performance

PORTFOLIO SUMMARY

September 30, 2016 (unaudited)

Net Assets ($mil): $1,296

*	All data are as of September 30, 2016. The Fund’s strategy breakdown is expressed as a percentage of total investments and may vary over time.

AB MULTI-MANAGER ALTERNATIVE FUND •	7

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2016 (unaudited)

Underlying Portfolios	Fair Value ($)	% Net Assets	Liquidity*

Long/Short Equity
Aravt Global Fund Ltd.	$23,660,946	1.8%	Semi-Annual
Cadian Offshore Fund Ltd.	17,620,378	1.4	Semi-Annual
Coatue Offshore Fund, Ltd.	28,680,841	2.2	Quarterly
Corvex Investment Offshore SPC	8,439,307	0.7	At Fund’s Discretion
Corvex Offshore Ltd.	29,364,284	2.3	Quarterly
Criterion Horizons Offshore, Ltd.	31,226,517	2.4	Monthly
Darsana Overseas Fund Ltd.	24,128,577	1.9	Quarterly
Egerton Long-Short Fund (USD) Limited	34,578,949	2.7	Monthly
Falcon Edge Global, Ltd.	19,445,186	1.5	Quarterly
Jana Nirvana Offshore Fund, Ltd.	29,002,085	2.2	Quarterly
Janchor Partners Pan-Asian Fund	15,630,294	1.2	Anniversary
Luminus Energy Partners, Ltd.	34,118,023	2.6	Quarterly
Marble Arch Offshore Partners, Ltd.	26,451,121	2.0	Quarterly
Nokota Capital Offshore Fund, Ltd.	32,245,059	2.5	Quarterly
OrbiMed Partners, Ltd.	31,045,081	2.4	Quarterly
Pershing Square International, Ltd.	11,429,937	0.9	Quarterly
Sheffield International Partners, Ltd.	23,810,486	1.8	Annual
Starboard Leaders Fund LP.	10,322,637	0.8	At Fund’s Discretion
Starboard Value and Opportunity Fund Ltd.	25,147,389	1.9	Quarterly
Think Investments Offshore Ltd.	29,403,304	2.3	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	33,753,945	2.6	Quarterly
Tybourne Equity (Offshore) Fund	39,411,647	3.0	Quarterly
ValueAct Capital International I LP	28,395,702	2.2	Annual
Wellington Management Investors (Bermuda) Ltd.	48,716	0.0	At Fund’s Discretion

Total	587,360,411	45.3

8	• AB MULTI-MANAGER ALTERNATIVE FUND

Portfolio of Investments

Underlying Portfolios	Fair Value ($)	% Net Assets	Liquidity*

Event Driven
Canyon Balanced Fund (Cayman), Ltd.	$32,915,480	2.5%	Quarterly
CQS Directional Opportunities Feeder Fund Limited	34,815,516	2.7	Monthly
Empyrean Capital Overseas Fund, Ltd.	24,689,715	1.9	Quarterly
Fir Tree International Value Fund, Ltd.	21,913,990	1.7	Biennially
Governors Lane Offshore Fund Ltd.	30,618,458	2.3	Quarterly
Indaba Capital Partners (Cayman), LP	29,485,463	2.3	Quarterly
King Street Capital, Ltd.	28,059,219	2.2	Quarterly
Lion Point International, Ltd.	28,387,115	2.2	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	193,299	0.0	Illiquid
Luxor Capital Partners Offshore, Ltd.	16,727,365	1.3	Biennially
Manikay Offshore Fund, Ltd.	33,254,135	2.6	Quarterly
Myriad Opportunities Offshore Fund Limited	28,340,823	2.2	Quarterly
Pentwater Event Fund Ltd.	24,566,952	1.9	Monthly
Roystone Capital Offshore Fund Ltd.	20,268,958	1.6	Quarterly
Senator Global Opportunity Offshore Fund II Ltd.	35,203,004	2.7	Quarterly
TBC Offshore Ltd.	34,614,362	2.7	Quarterly
Third Point Offshore Fund, Ltd.	40,933,929	3.1	Quarterly

Total	464,987,783	35.9

Credit/Distressed
Claren Road Credit Fund, Ltd.	635,086	0.1	Fund in Liquidation
Elliott International Limited	3,101,876	0.2	Quarterly
JMB Capital Partners Offshore, Ltd.	26,468,740	2.0	Annual
Mudrick Distressed Opportunity Fund Offshore, Ltd.	14,045,788	1.1	Annual
Oaktree Value Opportunities (Cayman) Fund, Ltd.	17,229,345	1.3	Every 18 Months

AB MULTI-MANAGER ALTERNATIVE FUND •	9

Portfolio of Investments

Underlying Portfolios	Fair Value ($)	% Net Assets	Liquidity*

Panning Overseas Fund, Ltd.	$25,094,674	1.9%	Quarterly
Silver Point Capital Offshore Fund, Ltd.	34,944,090	2.7	Annual
Stone Lion Fund Ltd.	3,926,639	0.3	Fund in Liquidation
Warlander Offshore Fund, Ltd.	30,680,526	2.4	Quarterly
Wingspan Overseas Fund, Ltd.	29,676,987	2.3	Quarterly

Total	185,803,751	14.3

Emerging Markets
Discovery Global Opportunity Fund, Ltd.	33,219,973	2.6	Semi-Annual
Spinnaker GEM Holdings Ltd.	30,284,076	2.3	Annual

Total	63,504,049	4.9

Global Macro
Rokos Global Macro Fund Limited	16,153,777	1.3	Monthly

Total Investments (cost $1,233,891,940)	$1,317,809,771	101.7%
Liabilities in excess of other assets	(21,728,037)	(1.7)

Net Assets	$1,296,081,734	100.0%

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 30 – 90 day redemption notice periods. The Underlying Portfolios have monthly to biennial liquidity. The majority of the managers have initial lockups of one year. Certain Underlying Portfolios may have lock up periods of up to three years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin-off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 180 day redemption notice periods. Certain underlying portfolios may have lock up periods of up to two years.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and

10	• AB MULTI-MANAGER ALTERNATIVE FUND

Portfolio of Investments

government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of up to three years.

Emerging Markets Underlying Portfolios invest in a range of emerging markets asset classes including debt, equity and currencies, and may use a broad array of hedging techniques involving both emerging markets and non-emerging markets securities with the intention of reducing volatility and enhancing returns. Underlying Portfolios within this strategy are generally subject to 60 – 120 day redemption notice periods. The Underlying Portfolios have semi-annual to annual liquidity.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolio within this strategy is subject to a 90 day redemption notice period. The Underlying Portfolio has monthly liquidity.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

See notes to financial statements.

AB MULTI-MANAGER ALTERNATIVE FUND •	11

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2016 (unaudited)

Assets
Investments in Underlying Portfolios, at value (cost $1,233,891,940)	$1,317,809,771
Cash	54,329,633
Receivable for investments sold	747,579
Investment in Underlying Portfolios paid in advance (see Note A2)	3,261,000

Total assets	1,376,147,983

Liabilities
Payable for shares of beneficial interest redeemed	75,549,113
Subscriptions received in advance	2,308,410
Management fee payable	1,704,965
Administrative fee payable	120,093
Transfer Agent fee payable	22,323
Accrued expenses	361,345

Total liabilities	80,066,249

Net Assets	$1,296,081,734

Composition of Net Assets
Shares of beneficial interest, at par	$122,410
Additional paid-in capital	1,343,035,457
Distributions in excess of net investment income	(75,678,347)
Accumulated net realized loss on investment transactions	(55,315,617)
Net unrealized appreciation on investments	83,917,831

Net Assets	$1,296,081,734

Shares of beneficial interest outstanding—unlimited shares authorized, with par value of $.001 (based on 122,410,032 shares outstanding)	$10.59

See notes to financial statements.

12	• AB MULTI-MANAGER ALTERNATIVE FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2016 (unaudited)

Expenses
Management fee (see Note B)	$10,045,414
Custodian	278,044
Transfer agency	133,233
Administrative	131,788
Legal	92,500
Trustee’s fees	70,061
Registration fees	48,823
Audit and tax	46,650
Printing	41,238
Miscellaneous	293,744

Total expenses before interest expense	11,181,495
Interest expense	62,690

Total expenses		11,244,185

Net investment loss		(11,244,185)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of Underlying Portfolio shares		2,200,678
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios		78,832,798

Net gain on investment transactions		81,033,476

Net Increase in Net Assets from Operations		$69,789,291

See notes to financial statements.

AB MULTI-MANAGER ALTERNATIVE FUND •	13

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2016 (unaudited)		Year Ended March 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(11,244,185)		$(23,373,890)
Net realized gain on sale of Underlying Portfolio shares	2,200,678		1,111,397
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	78,832,798		(146,516,430)

Net increase (decrease) in net assets from operations	69,789,291		(168,778,923)
Dividends and Distributions to Shareholders from
Net investment income	– 0	–	(760,018)
Net realized gain on investment transactions	– 0	–	(35,141,155)
Transactions in Shares of Beneficial Interest
Net increase (decrease) (See Note D)	(84,354,859)		138,775,734

Total decrease	(14,565,568)		(65,904,362)
Net Assets
Beginning of period	1,310,647,302		1,376,551,664

End of period (including distributions in excess of net investment income of $(75,678,347) and ($64,434,162), respectively)	$1,296,081,734		$1,310,647,302

See notes to financial statements.

14	• AB MULTI-MANAGER ALTERNATIVE FUND

Statement of Changes in Net Assets

STATEMENT OF CASH FLOWS

For the Six Months Ended September 30, 2016 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$69,789,291
Reconciliation of net increase in net assets from operations to net increase in cash from operating activities:
Decrease in receivable for investments sold	597,000
Purchases of Underlying Portfolio shares	(5,258,934)
Sales of Underlying Portfolio shares	90,943,614
Net realized gain on investment transactions	(2,200,678)
Net change in unrealized appreciation/depreciation on investments in Underlying Portfolio shares	(78,832,798)
Increase in investments in Underlying Portfolios paid in advance	(3,261,000)
Increase in management fee payable	45,940
Decrease in accrued expenses	(135,238)

Net cash used in operating activities	$71,687,197

Cash flows from financing activities
Subscriptions, including change in subscriptions received in advance	29,167,370
Redemptions, net of payable for shares of beneficial interest redeemed	(77,800,720)
Borrowing on credit facility	19,950,000
Paydowns on credit facility	(19,950,000)

Net cash provided by financing activities	(48,633,350)

Net increase in cash	23,053,847
Cash at beginning of period	31,275,786

Cash at end of period	$54,329,633

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$77,460

See notes to financial statements.

AB MULTI-MANAGER ALTERNATIVE FUND •	15

Statement of Cash Flows

NOTES TO FINANCIAL STATEMENTS

NOTE A

Significant Accounting Policies

AB Multi-Manager Alternative Fund (the “Fund”) is a statutory trust formed under the laws of the State of Delaware and registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on October 1, 2012. The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective, be able to structure its investments as anticipated, or that its returns will be positive over any period of time. The Fund is not intended as a complete investment program for investors. The Fund seeks to achieve its investment objective primarily by allocating its assets among investments in private investment vehicles (“Underlying Portfolios”), commonly referred to as hedge funds, that are managed by unaffiliated asset managers that employ a broad range of investment strategies. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates, and such differences could be material. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Investments

The Fund’s Board of Trustees (the “Board”) has approved pricing and valuation policies and procedures pursuant to which the Fund’s investments in Underlying Portfolios are valued at fair value (the “Valuation Procedures”). Among other matters, the Valuation Procedures set forth the Fund’s valuation policies and the mechanisms and processes to be employed on a monthly basis to implement such policies. In accordance with the Valuation Procedures, fair value of an Underlying Portfolio as of each valuation time ordinarily is the value determined as of such month-end for each Underlying Portfolio in accordance with the Underlying Portfolio’s valuation policies and reported at the time of the Fund’s valuation.

On a monthly basis, the Fund generally uses the net asset value (“NAV”), provided by the Underlying Portfolios, to determine the fair value of all Underlying Portfolios which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Underlying Portfolio represents the

16	• AB MULTI-MANAGER ALTERNATIVE FUND

Notes to Financial Statements

amount that the Fund could reasonably expect to receive from an Underlying Portfolio if its interest were redeemed at the time of valuation. In the unlikely event that an Underlying Portfolio does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Portfolio based on the most recent value reported by the Underlying Portfolio, and any other relevant information available at the time the Fund values its portfolio. In making a fair value determination, the Fund will consider all appropriate information reasonably available to it at the time and that AllianceBernstein L.P. (the “Investment Manager”) believes to be reliable. The Fund may consider factors such as, among others: (i) the price at which recent subscriptions for or redemptions of the Underlying Portfolio’s interests were effected; (ii) information provided to the Fund by the manager of an Underlying Portfolio, or the failure to provide such information as the Underlying Portfolio manager agreed to provide in the Underlying Portfolio’s offering materials or other agreements with the Fund; (iii) relevant news and other sources; and (iv) market events. In addition, when an Underlying Portfolio imposes extraordinary restrictions on redemptions, or when there have been no recent subscriptions for Underlying Portfolio interests, the Fund may determine that it is appropriate to apply a discount to the NAV reported by the Underlying Portfolio. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

The Investment Manager has established a Valuation Committee (the “Committee”) made up of representatives of portfolio management, fund accounting, compliance and risk management which operates under the Valuation Procedures and is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee’s responsibilities include: 1) fair value determinations (and oversight of any third parties to whom any responsibility for fair value determinations is delegated), and 2) regular monitoring of the Valuation Procedures and modification or enhancement of the Valuation Procedures (or recommendation of the modification of the Valuation Procedures) as the Committee believes appropriate. Prior to investing in any Underlying Portfolio, and periodically thereafter, the Investment Manager will conduct a due diligence review of the valuation methodology utilized by the Underlying Portfolio. In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be

AB MULTI-MANAGER ALTERNATIVE FUND •	17

Notes to Financial Statements

observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs
•	Level 3—significant unobservable inputs

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its equivalent), as an amendment to Accounting Standards Codification (ASC) 820, Fair Value Measurement. The amendments in this ASU apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient, as the Fund does for its investments in Underlying Portfolios. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy, as described above, all investments for which fair value is measured using the net asset value per share practical expedient.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Total Investments Measured at NAV	$1,317,809,771

At September 30, 2016, the Fund only held investments valued at NAV as practical expedient, as such, no leveling in accordance with the hierarchy described above requires disclosure.

2. Cash Committed

As of September 30, 2016, the Fund has committed to purchase, but has not yet funded, the following Underlying Portfolio:

Underlying Portfolios	Amount Committed
Elliott International Limited	$3,261,000

18	• AB MULTI-MANAGER ALTERNATIVE FUND

Notes to Financial Statements

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, the Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions, if any, are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date or effective date. Investment gains and losses are determined on the identified cost basis.

5. Expenses

Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Management Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Investment Manager a management fee at an annual rate of 1.50% of an aggregate of the Fund’s net assets determined as of the last day of a calendar month and adjusted for subscriptions and repurchases accepted as of the first day of the subsequent month (the “Management Fee”). The Management Fee is payable in arrears as of the last day of the subsequent month.

AB MULTI-MANAGER ALTERNATIVE FUND •	19

Notes to Financial Statements

Under a separate administrative agreement, the Fund may use the Investment Manager and its personnel to provide certain administrative services to the Fund and, in such event, the services and payments will be subject to approval by the Fund’s Board. For the six months ended September 30, 2016, the reimbursement for such fees amounted to $131,788.

The Fund may engage one or more distributors to solicit investments in the Fund. Sanford C. Bernstein & Company LLC (“Bernstein”) and AllianceBernstein Investments, Inc. (“ABI”), each an affiliate of the Investment Manager, have been selected as distributors of the Fund under Distribution Services Agreements. The Distribution Services Agreements do not call for any payments to be made to Bernstein or ABI by the Fund.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Investment Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation paid to ABIS amounted to $133,233 for the six months ended September 30, 2016.

NOTE C

Investment Transactions

1. Purchases and Sales

Purchases and sales of investments in the Underlying Portfolios, aggregated $5,258,934 and $90,996,114, respectively, for the six months ended September 30, 2016.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$121,934,527
Gross unrealized depreciation	(38,016,696)

Net unrealized appreciation	$83,917,831

2. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended September 30, 2016.

20	• AB MULTI-MANAGER ALTERNATIVE FUND

Notes to Financial Statements

3. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. The Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Investment Manager or the manager of an Underlying Portfolio believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Shares of Beneficial Interest

Generally, initial and additional subscriptions for shares may be accepted as of the first day of each month. The Fund reserves the right to reject any subscription for shares. The Fund intends to repurchase shares from shareholders in accordance with written tenders by shareholders at those times, in those amounts, and on such terms and conditions as the Board of Trustees may determine in its sole discretion. When a repurchase offer occurs, a shareholder will generally be required to provide notice of their tender of shares for repurchase to the Fund more than three months in advance of the date that the shares will be valued for repurchase (the “Valuation Date”). Valuation Dates are generally expected to be the last business days of March, June, September or December, and payment for tendered shares will generally be made by the Fund approximately 45 days following the Valuation Date.

AB MULTI-MANAGER ALTERNATIVE FUND •	21

Notes to Financial Statements

Transactions in shares of beneficial interest were as follows for the six months ended September 30, 2016 and year ended March 31, 2016:

	Shares			Amount
	Six Months Ended September 30, 2016 (unaudited)		Year Ended March 31, 2016	Six Months Ended September 30, 2016 (unaudited)		Year Ended March 31, 2016

Shares sold	3,493,812		17,175,537	$35,709,391		$192,102,859

Shares issued in reinvestment of dividends and distributions	– 0	–	3,113,975	– 0	–	32,914,722

Shares redeemed	(11,498,234)		(8,117,593)	(120,064,250)		(86,241,847)

Net increase (decrease)	(8,004,422)		12,171,919	$(84,354,859)		$138,775,734

NOTE E

Risks Involved in Investing in the Fund

Limitations on the Fund’s ability to withdraw its assets from Underlying Portfolios may limit the Fund’s ability to repurchase its shares. For example, many Underlying Portfolios impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. Many Underlying Portfolios may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or “gate”. In instances where the primary source of funds to repurchase shares will be withdrawals from Underlying Portfolios, the application of these lock-ups and withdrawal limitations may significantly limit the Fund’s ability to repurchase its shares. Although the Investment Manager will seek to select Underlying Portfolios that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Underlying Portfolios will always be sufficient to meet redemption requests as, and when, made.

The Fund invests primarily in Underlying Portfolios that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use of leverage associated with certain investment strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

22	• AB MULTI-MANAGER ALTERNATIVE FUND

Notes to Financial Statements

Some of the Underlying Portfolios in which the Fund invests may invest all or a portion of their assets in securities that are illiquid or are subject to an anticipated event. These Underlying Portfolios may create “side pockets” in which to hold these securities. Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Underlying Portfolio’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities.

These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Underlying Portfolio’s regular series or classes of shares. Should the Fund seek to liquidate its investment in an Underlying Portfolio that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Fund might not be able to fully liquidate its investments without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate the investment in the Underlying Portfolio, the value of the investment could fluctuate.

The Underlying Portfolios may utilize leverage in pursuit of achieving a potentially greater investment return. The use of leverage exposes an Underlying Portfolio to additional risk including (i) greater losses from investments than would otherwise have been the case had the Underlying Portfolio not used leverage to make the investments; (ii) margin calls or interim margin requirements may force premature liquidations of investment positions; and (iii) losses on investments where the investment fails to earn a return that equals or exceeds the Underlying Portfolio’s cost of leverage related to such investment. In the event of a sudden, precipitous drop in the value of an Underlying Portfolio’s assets, the Underlying Portfolio might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Underlying Portfolio.

The Underlying Portfolios may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Underlying Portfolio. Such concentrations may subject the Underlying Portfolios to additional risks resulting from political or economic conditions in such countries or regions, and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

AB MULTI-MANAGER ALTERNATIVE FUND •	23

Notes to Financial Statements

The Underlying Portfolios may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Underlying Portfolios may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Underlying Portfolio’s net asset value.

The Fund invests in a limited number of Underlying Portfolios. Such concentration may result in additional risk. Various risks are also associated with an investment in the Fund, including risks relating to compensation arrangements and risks relating to limited liquidity of the Interests.

The Fund is subject to credit risk arising from its transactions with its custodian, State Street Bank and Trust, related to holding the Fund’s cash. This credit risk arises to the extent that the custodian may be unable to fulfill its obligation to return the Fund’s cash held in its custody.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE F

Tax Information

The tax character of distributions paid during the fiscal years ended March 31, 2016 and March 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$755,885	$3,167,920
Net long-term capital gains	35,145,288	11,199,513

Total taxable distributions paid	$35,901,173	$14,367,433

As of March 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gain	$11,961,403
Accumulated capital and other losses	(10,244,782)
Unrealized appreciation/(depreciation)	(118,582,041	)(a)
Total accumulated earnings/(deficit)	$(116,865,420	)(b)

(a)

At March 31, 2016, the Fund had a qualified late-year ordinary loss deferral of $8,717,300 and a post-October short-term capital loss deferral of $1,527,482. These losses are deemed to arise on April 1, 2016.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and partnerships.

24	• AB MULTI-MANAGER ALTERNATIVE FUND

Notes to Financial Statements

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long term capital losses. As of March 31, 2016, the Fund did not have any capital loss carryforwards.

NOTE G

Credit Facility

The Fund is a party to a $75 million revolving credit facility (the “Facility”) intended to provide short term financing, if necessary, subject to certain restrictions in connection with, among other matters, abnormal redemption activity. Commitment fees related to the Facility are paid by Fund and are included in miscellaneous expenses in the statement of operations. The Fund had no borrowings outstanding from the Facility at September 30, 2016. For the six months ended September 30, 2016, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate
$ 16,745,775	$ 19,950,000	1.90%

*	For 71 days borrowings were outstanding.

NOTE H

Subsequent Events

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB MULTI-MANAGER ALTERNATIVE FUND •	25

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended September 30, 2016 (unaudited)		Year Ended March 31,					October 1, 2012(a) to March 31, 2013
			2016	2015		2014

Net asset value, beginning of period	$10.05		$11.64	$11.41		$10.75		$10.00

Income From Investment Operations
Net investment loss(b)	(.09)		(.19)	(.20	)(c)	(.20	)(c)	(.09	)(c)
Net realized and unrealized gain (loss) on investment transactions	.63		(1.12)	.56		1.06		.87

Net increase (decrease) in net asset value from operations	.54		(1.31)	.36		.86		.78

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.01)	(.02)		(.17)		(.03)
Distributions from net realized gain on investment transactions	– 0	–	(.27)	(.11)		(.03)		– 0	–

Total dividends and distributions	– 0	–	(.28)	(.13)		(.20)		(.03)

Net asset value, end of period	$10.59		$10.05	$11.64		$11.41		$10.75

Total Return
Total investment return based on net asset value(d)	6.15%		(11.38)%	3.16%		8.04%		7.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,296,082		$1,310,647	$1,376,552		$980,537		$310,519
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)	1.67	%^	1.66%	1.75	%(c)	1.75	%(c)	1.75	%(c)(g)
Expenses, before waivers/reimbursements(e)(f)	1.67	%^	1.66%	1.75%		1.79%		2.38	%(g)
Net investment loss(f)	(1.67	)%^	(1.66)%	(1.75	)%(c)	(1.75	)%(c)	(1.75	)%(c)(g)
Portfolio turnover rate	0	%(h)	7%	8%		0	%(h)	0%
Asset coverage ratio	N/A		N/A	33,674%		N/A		N/A
Bank borrowing outstanding (in millions)	N/A		N/A	$4		N/A		N/A

See footnote summary on page 27.

26	• AB MULTI-MANAGER ALTERNATIVE FUND

Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Investment Manager.

(d)	Total investment return is calculated assuming a purchase of beneficial shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended September 30, 2016 (unaudited)		Year Ended March 31,			October 1, 2012(a) to March 31, 2013
			2016	2015	2014
Expenses	1.67	%^	1.66%	1.75%	N/A	N/A

(f)	The expense and net investment loss ratios do not include income earned or expenses incurred by the Fund through its Underlying Portfolios.

(g)	Annualized, except for certain non-recurring fees.

(h)	Amount is less than 0.50%.

^	Annualized.

See notes to financial statements.

AB MULTI-MANAGER ALTERNATIVE FUND •	27

Financial Highlights

BOARD OF TRUSTEES

Carter “Terry” F. Wolfe(1) Chairman

Christopher J. Bricker President and Chief Executive Officer

Lawrence D. Haber(1)

Jeanette Loeb(1)

OFFICERS

Philip L. Kirstein Senior Vice President and Independent Compliance Officer

Marc H. Gamsin(2) Vice President

Greg Outcalt(2) Vice President

Eric Wortman Vice President

Emilie D. Wrapp Secretary

Joseph J. Mantineo Treasurer and Chief Financial Officer

Stephen M. Woetzel Controller

Vincent S. Noto Chief Compliance Officer

Custodian

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Distributors

Sanford C. Bernstein & Co., LLC

1345 Avenue of the Americas

New York, NY 10105

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019 Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

(1)	Member of the Audit Committee and the Governance and Nominating Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Investment Manager’s Alternative Investment Management Group. Messrs. Gamsin and Outcalt are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

28	• AB MULTI-MANAGER ALTERNATIVE FUND

Board of Trustees

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to November 1, 2016, the Fund was named Global Thematic Growth Fund.

AB MULTI-MANAGER ALTERNATIVE FUND •	29

AB Family of Funds

NOTES

30	• AB MULTI-MANAGER ALTERNATIVE FUND

NOTES

AB MULTI-MANAGER ALTERNATIVE FUND •	31

NOTES

32	• AB MULTI-MANAGER ALTERNATIVE FUND

NOTES

AB MULTI-MANAGER ALTERNATIVE FUND •	33

NOTES

34	• AB MULTI-MANAGER ALTERNATIVE FUND

NOTES

AB MULTI-MANAGER ALTERNATIVE FUND •	35

NOTES

36	• AB MULTI-MANAGER ALTERNATIVE FUND

AB MULTI-MANAGER ALTERNATIVE FUND

1345 Avenue of the Americas,

New York, NY 10105

800.221.5672

MMAF–0152-0916

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent director Lawrence D. Haber qualifies as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	November 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 25, 2016